UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07318

Pioneer Series Trust VIII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer International Equity Fund

NQ | February 28, 2018

Ticker Symbols: Class A PIIFX Class C PCITX Class Y INVYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.7%
	COMMON STOCKS - 98.3% of Net Assets
	AUTOMOBILES & COMPONENTS - 2.7%
	Auto Parts & Equipment - 2.7%
42,700	Aisin Seiki Co., Ltd.	$2,486,534
37,600	Valeo SA	2,433,345
	Total Automobiles & Components	$4,919,879
	BANKS - 9.8%
	Diversified Banks - 9.8%
339,300	Banco Bilbao Vizcaya Argentaria SA	$2,834,727
1,082,100	Barclays Plc	3,176,450
54,350	BNP Paribas SA	4,298,116
178,400	ING Groep NV	3,128,116
762,500	Malayan Banking Bhd	2,027,390
324,100	Mitsubishi UFJ Financial Group, Inc.	2,288,312
	Total Banks	$17,753,111
	CAPITAL GOODS - 14.9%
	Aerospace & Defense - 1.9%
422,900	BAE Systems Plc	$3,350,579
	Agricultural & Farm Machinery - 1.5%
151,100	Kubota Corp.	$2,733,131
	Building Products - 4.6%
26,900	Daikin Industries, Ltd.	$3,162,005
5,300	Geberit AG	2,400,256
65,100	Kingspan Group Plc	2,764,604
		$8,326,865
	Electrical Components & Equipment - 1.8%
37,300(a)	Schneider Electric SE	$3,231,263
	Heavy Electrical Equipment - 1.6%
165,700	Mitsubishi Electric Corp.	$2,791,318
	Industrial Conglomerates - 1.8%
24,900	Siemens AG	$3,281,542
	Trading Companies & Distributors - 1.7%
107,000	Ashtead Group Plc	$3,085,807
	Total Capital Goods	$26,800,505
	CONSUMER DURABLES & APPAREL - 1.4%
	Homebuilding - 1.4%
138,400	Sekisui Chemical Co., Ltd.	$2,606,737
	Total Consumer Durables & Apparel	$2,606,737
	CONSUMER SERVICES - 3.9%
	Hotels, Resorts & Cruise Lines - 2.2%
59,100	Carnival Plc	$3,900,292
	Restaurants - 1.7%
57,400	Whitbread Plc	$3,058,492
	Total Consumer Services	$6,958,784
	DIVERSIFIED FINANCIALS - 3.4%
	Diversified Capital Markets - 1.7%
162,000(a)	UBS Group AG	$3,072,064
	Specialized Finance - 1.7%
44,400	Euronext NV (144A)	$3,092,626
	Total Diversified Financials	$6,164,690
	ENERGY - 5.1%
	Integrated Oil & Gas - 3.8%
104,000	Royal Dutch Shell Plc, Class A	$3,294,619
62,100	TOTAL SA	3,546,055
		$6,840,674
	Oil & Gas Exploration & Production - 1.3%
228,000	Encana Corp.	$2,392,143
	Total Energy	$9,232,817
	FOOD & STAPLES RETAILING - 2.7%
	Drug Retail - 1.1%
43,500	Sundrug Co., Ltd.	$2,001,531
	Food Retail - 1.6%
67,800	Seven & i Holdings Co., Ltd.	$2,818,894
	Total Food & Staples Retailing	$4,820,425
	FOOD, BEVERAGE & TOBACCO – 4.5%
	Packaged Foods & Meats – 4.5%
32,400	Danone SA	$2,585,433
50,700	General Mills, Inc.	2,562,885
29,300	Kerry Group Plc, Class A	2,925,649
	Total Food, Beverage & Tobacco	$8,073,967
Shares		Value
	HEALTH CARE EQUIPMENT & SERVICES - 4.9%
	Health Care Equipment - 1.0%
48,800	Koninklijke Philips NV	$1,866,354
	Health Care Services - 1.9%
42,000	Fresenius SE & Co. KGaA	$3,434,486
	Health Care Supplies - 2.0%
66,400	Hoya Corp.	$3,497,840
	Total Health Care Equipment & Services	$8,798,680
	HOUSEHOLD & PERSONAL PRODUCTS - 5.0%
	Household Products - 2.0%
29,600	Henkel AG & Co. KGaA	$3,571,784
	Personal Products - 3.0%
11,700	L'Oreal SA	$2,522,065
55,400	Unilever NV	2,886,975
		$5,409,040
	Total Household & Personal Products	$8,980,824
	INSURANCE - 7.0%
	Multi-line Insurance - 7.0%
16,000	Allianz SE	$3,734,288
135,900	AXA SA	4,272,441
14,200	Zurich Insurance Group AG	4,685,756
	Total Insurance	$12,692,485
	MATERIALS - 6.0%
	Commodity Chemicals - 0.7%
3,800	LG Chem, Ltd.	$1,327,136
	Diversified Chemicals - 1.7%
29,600	BASF SE	$3,108,238
	Paper Packaging - 2.0%
103,000	Smurfit Kappa Group Plc	$3,573,458
	Specialty Chemicals - 1.6%
45,582	Croda International Plc	$2,886,755
	Total Materials	$10,895,587
	MEDIA - 2.8%
	Advertising - 1.7%
40,600	Publicis Groupe SA	$3,066,984
	Broadcasting - 1.1%
921,000	ITV Plc	$2,018,668
	Total Media	$5,085,652
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
	Pharmaceuticals - 4.9%
41,100	AstraZeneca PLC	$2,692,346
33,200	Novartis AG	2,778,348
14,806	Roche Holding AG	3,433,774
	Total Pharmaceuticals, Biotechnology & Life Sciences	$8,904,468
	REAL ESTATE - 6.3%
	Diversified REITs - 2.0%
370,115	Hibernia Real Estate Investment Trust Plc	$649,032
507,700	Hibernia Real Estate Investment Trust Plc	878,850
146,800	Merlin Properties Socimi SA	2,100,209
		$3,628,091
	Real Estate Operating Companies - 4.3%
101,200	Grand City Properties SA	$2,267,360
691,300	Ichigo, Inc.	2,822,366
59,299	Vonovia SE	2,705,371
		$7,795,097
	Total Real Estate	$11,423,188
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
	Semiconductor Equipment - 2.4%
68,200	SUMCO Corp.	$1,803,942
13,000	Tokyo Electron, Ltd.	2,535,796
		$4,339,738
	Semiconductors - 2.9%
97,700	Infineon Technologies AG	$2,656,778
306,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,500,572
		$5,157,350
	Total Semiconductors & Semiconductor Equipment	$9,497,088
	SOFTWARE & SERVICES - 1.3%
	Application Software - 1.3%
20,000(a)	Temenos Group AG	$2,345,170
	Total Software & Services	$2,345,170
	TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
	Communications Equipment - 0.7%
349,000	Accton Technology Corp.	$1,304,452
Shares		Value
	Electronic Equipment Manufacturers - 1.3%
3,700	Keyence Corp.	$2,237,365
	Total Technology Hardware & Equipment	$3,541,817
	TELECOMMUNICATIONS SERVICES - 3.3%
	Integrated Telecommunication Services - 1.7%
177,300	Orange SA	$3,002,114
	Wireless Telecommunications Services - 1.6%
52,300	KDDI Corp.	$1,284,503
598,800	Vodafone Group Plc	1,676,830
		$2,961,333
	Total Telecommunications Services	$5,963,447
	UTILITIES - 1.1%
	Electric Utilities - 1.1%
112,600	SSE Plc	$1,891,503
	Total Utilities	$1,891,503
	TOTAL COMMON STOCKS
	(Cost $148,831,887)	$177,350,824
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4% of Net Assets
1,400,000(b)	U.S. Treasury Bills, 3/8/18	$1,399,679
1,100,000(b)	U.S. Treasury Bills, 3/22/18	1,099,134
		$2,498,813
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $2,498,832)	$2,498,813
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $151,330,719)(c)	$179,849,637
	OTHER ASSETS AND LIABILITIES - 0.3%	$556,595
	NET ASSETS - 100.0%	$180,406,232

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2018, the value of these securities amounted to $3,092,626, or 1.7% of net assets.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Japan	19.50%
France	16.10%
United Kingdom	14.90%
Germany	12.50%
Switzerland	10.40%
Netherlands	6.30%
Ireland	6.00%
United States	5.00%
Spain	2.80%
Taiwan	2.10%
Canada	1.30%
Luxembourg	1.30%
Malaysia	1.10%
Other (individually less than 1%)	0.70%
100%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 28, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy
Oil & Gas Exploration & Production	$2,392,143	$–	$–	$2,392,143
Food, Beverage & Tobacco
Packaged Foods & Meats	2,562,885	5,511,082	–	8,073,967
All Other Common Stocks*	–	166,884,714	–	166,884,714
U.S. Government and Agency Obligations	–	2,498,813	–	2,498,813
Total Investments in Securities	$4,955,028	$174,894,609	$–	$179,849,637

* Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For the three months ended February 28, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VIII

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 25, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 25, 2018

* Print the name and title of each signing officer under his or her signature.